Investment Strategy - McElhenny Sheffield Managed Risk ETF	Feb. 28, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that employs proprietary trend-based and sector rotation strategies developed by McElhenny Sheffield Capital Management, LLC, the Fund’s investment sub-adviser (the “Sub-Adviser”). The Fund invests in shares of other ETFs (“Underlying Investments”) based on a rules-based process managed by the Sub-Adviser that reflects a blend of the Sub-Adviser’s trend-based and sector rotation strategies, as described below. Under normal market conditions, the Fund invests approximately 100% of its assets in the Underlying Investments. The Fund may take temporary defensive positions when the Sub-Adviser believes that current market, economic, political or other conditions are unsuitable and would impair the pursuit of the Fund’s investment objective. The Sub-Adviser expects to generally allocate approximately 50% of the Fund’s assets to each of the strategies below, although such allocations may vary over time in response to market movements. The Fund’s strategy may result in the active and frequent trading of the Fund’s investments, which may result in significant portfolio turnover.
Trend Plus Strategy
The Sub-Adviser’s “Trend Plus” strategy utilizes a rules-based trend following approach that seeks to participate in upward trends in U.S. equity markets while avoiding large drawdowns. Trend following, sometimes referred to as absolute momentum or time series momentum, is an investing approach that compares the price of a security to its own price trend (or compares the level of a stock index to its upward or downward trend), with the expectation that upward trending securities (or indices) will continue their upward move in the future. The Trend Plus strategy uses a variety of market indicators (e.g., price, breadth, and relative strength) measured daily across various timeframes to identify and assess the strength of upward trends in U.S. equity markets and allocate investments to a mix of equity or defensive ETFs accordingly. Equity ETFs used by the strategy may invest in U.S. equity securities of any market capitalization, but will typically have a strong bias toward large-capitalization companies (e.g., those comprising the Nasdaq-100 Index). Defensive ETFs used by the strategy will generally invest in (i) investment-grade bonds of any maturity, including those issued by the U.S. government or its agencies or instrumentalities or by corporations (“Investment-Grade Bond ETFs”); (ii) derivatives and/or exchange-traded products that correlate to the investment returns of physical gold or products backed by or linked to physical gold (“Gold ETFs”); or (iii) derivatives that seek exposure to changes in the value of the U.S. dollar relative to certain leading foreign currencies (“U.S. Dollar ETFs”).
To gain exposure to gold (through Gold ETFs), the Fund may invest up to 25% of its assets in a subsidiary that is wholly owned by the Fund and organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund invests in the Subsidiary with the intent of gaining exposure to the price change of physical gold while meeting the requirements applicable to a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).
The Trend Plus strategy allocates to equity ETFs or defensive ETFs based on the daily “weight of the evidence” for upward trends as presented by the indicators described above, and the exposure may range from 100% to equity ETFs to 100% to defensive ETFs. To manage risk and avoid large drawdowns, the strategy employs a series of stop levels, such that the strategy switches from equity exposure to defensive exposure as the price of the equity market falls to the specified stop levels. The stronger the indication of an upward trend, the wider the gap before the stop level is reached, and as the indicators show the upward trend weakening, the stop levels are tightened to further mitigate downside risk. The tighter stop levels operate so that, when the indicators show a weakening of the upward trend, the strategy will switch to defensive exposure based on a smaller drop in the price of the Fund’s holdings than it would when the indicators show a stronger upward trend. Once the strategy is in a defensive mode, the Sub-Adviser will incrementally increase exposure to equity ETFs as evidence of a new upward trend in equities emerges.
Sector Rotation Strategy
The Sub-Adviser’s “Sector Rotation” strategy is a momentum-based investing strategy that seeks to participate in U.S. market segments that are demonstrating a high degree of recent momentum and that the Sub-Adviser expects to outperform the broad U.S. market over short time horizons (i.e., the next three months). Momentum investing, sometimes referred to as relative momentum, is an investing approach that looks at how the price of securities (or the level of an index) have changed in relation to the price changes of other securities (or other indices), with the expectation that the outperforming securities (or indices) will continue to exhibit future outperformance. At the beginning of each quarter, the Sub-Adviser uses a proprietary momentum scoring system to rank a variety of ETFs focused on a particular industry (e.g., biotechnology, pharmaceuticals, or aerospace & defense), sector (e.g., energy, financials, or technology), or asset class (e.g., bonds, dividend-paying stocks, or small-capitalization stocks), based on their short-and medium-term momentum, asset flows, and other measures. At such time, the strategy will allocate 40% of its exposure to the top ranked ETF and 30% to each of the next two highest ranked ETFs. As a result, the strategy may have significant exposure to particular sectors or industries or may be primarily exposed to broad-based equity securities or bonds.
The Sector Rotation strategy employs a “macro monitor” overlay to identify periods when the entire market is in a downward trend. The macro monitor looks at the health of the broad market and signals when a pullback (a temporary, short-term dip in stock prices) is likely to turn into a bear market (generally, when a broad market index falls by 20% or more over at least a two-month period) with an associated major aggregate drawdown (the largest peak-to-trough decline in the value of an entire investment portfolio or trading strategy over a specified period). When the macro monitor indicates such a downward trend, the strategy moves to allocate 100% to defensive ETFs. Defensive ETFs used by the strategy will include Investment-Grade Bond ETFs, Gold ETFs, or U.S. Dollar ETFs.
Strategy Portfolio Concentration [Text]	To gain exposure to gold (through Gold ETFs), the Fund may invest up to 25% of its assets in a subsidiary that is wholly owned by the Fund and organized under the laws of the Cayman Islands (the “Subsidiary”).